Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,134,653.65

Principal:
Principal Collections	$15,547,775.62
Prepayments in Full	$6,922,032.11
Liquidation Proceeds	$100,449.23
Recoveries	$18,442.09
Sub Total	$22,588,699.05
Collections	$23,723,352.70

Purchase Amounts:
Purchase Amounts Related to Principal	$95,003.62
Purchase Amounts Related to Interest	$428.15
Sub Total	$95,431.77

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,818,784.47

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	22
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$23,818,784.47
Servicing Fee	$434,867.90	$434,867.90	$0.00	$0.00	$23,383,916.57
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,383,916.57
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$23,383,916.57
Interest - Class A-3 Notes	$331,858.96	$331,858.96	$0.00	$0.00	$23,052,057.61
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$22,928,505.61
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,928,505.61
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$22,878,272.61
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,878,272.61
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$22,840,786.94
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,840,786.94
Regular Principal Payment	$20,598,227.02	$20,598,227.02	$0.00	$0.00	$2,242,559.92
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,242,559.92
Residual Released to Depositor	$0.00	$2,242,559.92	$0.00	$0.00	$0.00

Total		$23,818,784.47

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$20,598,227.02
Total					$20,598,227.02
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,598,227.02	$56.99	$331,858.96	$0.92	$20,930,085.98	$57.91
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$20,598,227.02	$19.57	$543,129.63	$0.52	$21,141,356.65	$20.09

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$308,706,010.31	0.8541476	$288,107,783.29	0.7971551
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$456,326,010.31	0.4335021	$435,727,783.29	0.4139342

Pool Information
Weighted Average APR	2.546%	2.550%
Weighted Average Remaining Term	39.39	38.60
Number of Receivables Outstanding	22,839	22,341
Pool Balance	$521,841,485.69	$498,945,136.80
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$482,575,172.74	$461,633,500.48
Pool Factor	0.4552839	0.4353079

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$37,311,636.32
Targeted Overcollateralization Amount	$63,217,353.51
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$63,217,353.51

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	22
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		39	$231,088.31
(Recoveries)		16	$18,442.09
Net Loss for Current Collection Period			$212,646.22
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4890%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1267%
Second Prior Collection Period			0.4542%
Prior Collection Period			0.0614%
Current Collection Period			0.5000%
Four Month Average (Current and Prior Three Collection Periods)			0.2856%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		760	$3,247,451.47
(Cumulative Recoveries)			$502,271.71
Cumulative Net Loss for All Collection Periods			$2,745,179.76
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2395%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,272.96
Average Net Loss for Receivables that have experienced a Realized Loss			$3,612.08

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.09%	198	$5,439,939.10
61-90 Days Delinquent	0.15%	23	$724,062.82
91-120 Days Delinquent	0.04%	5	$211,618.96
Over 120 Days Delinquent	0.05%	9	$264,686.32
Total Delinquent Receivables	1.33%	235	$6,640,307.20

Repossession Inventory:
Repossessed in the Current Collection Period		11	$320,229.99
Total Repossessed Inventory		14	$447,451.52

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1715%
Prior Collection Period			0.2145%
Current Collection Period			0.1656%
Three Month Average			0.1839%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2406%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	22

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	61	$1,900,174.37
2 Months Extended	96	$2,881,090.85
3+ Months Extended	19	$604,789.39

Total Receivables Extended	176	$5,386,054.61
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 3, 2023

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer